Debt	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Debt Disclosure [Abstract]
Debt

7.   Senior Secured Notes

December 31,
2016
Senior secured notes	$8,350,000
Unamortized debt discount	(3,416,339)
$4,933,661

In October, November and December 2016, the Company issued $1.85 million aggregate principal amount of unsecured bridge notes to accredited investors. These unsecured notes bore interest at a rate of 15% per year and had a one-year maturity date from the date of issuance. These unsecured notes were exchanged for senior secured promissory notes in December 2016 as described below.

On December 22, 2016, the Company entered into a Note and Warrant Purchase Agreement with accredited investors providing for the issuance and sale of up to $10.0 million of senior secured promissory notes (the “Notes”), which bear interest at a rate of 5% per year and mature December 22, 2017 and warrants (the “Warrants”) to acquire an aggregate 2.3 million shares of the Company’s common stock at an exercise price of $3.00 per share, which have a five-year term. The Company closed the initial sale and purchase of the Notes and Warrants on December 22, 2016, issuing $8.35 million aggregate principal amount of Notes and Warrants to acquire up to 1,920,500 shares of the Company’s common stock in exchange for $6.5 million of cash and an aggregate of $1.85 million of existing unsecured bridge notes issued by the Company in October, November and December 2016. The proceeds were first allocated to the warrant liability and based on their initial fair value of $3.3 million with a corresponding amount recorded as a debt discount. In addition, the Company incurred $179,526 of debt issuance costs that have been recorded as a debt discount. The debt discount is being amortized into interest expense over the term of the Notes using the effective interest method.

The Company used $2.4 million of the proceeds from the sale of the Notes to pay off its remaining senior secured bank loans, and will use the remainder for working capital purposes. In January 2017, the Company issued the remaining Notes and Warrants for $1.65 million of cash.

Under the Note and Warrant Purchase Agreement, the Company agreed to customary negative covenants restricting its ability to repay indebtedness to officers, pay dividends to stockholders, repay or incur other indebtedness other than as permitted, grant or suffer to exist a security interest in any of the Company’s assets, other than as permitted, or enter into any transactions with affiliates. In addition to the negative covenants in the Note and Warrant Purchase Agreement, the Notes include customary events of default. In connection with the closing of the initial sale of the Notes and Warrants, the Company entered into a Security Agreement and an Intellectual Property Security Agreement, each dated December 22, 2016, granting the holders of the Notes a security interest in all of its assets.

Interest expense on the Notes for the three months ended December 31, 2016 was $89,892.

8.

    Debt

	September 30,
	2016	2015
Term loans-Bank	$2,526,502	$3,404,759
Equipment loans	354,979	334,093
Unamortized debt discount	(61,224)	(73,442)
	2,820,257	3,665,410
Less: current portion	(586,454)	(742,646)
Long-term debt	$2,233,803	$2,922,764

The term bank loans bear interest at the prime rate plus 2.75% and are adjusted monthly. The original term of the loans range from 7 to 10 years. Minimum monthly payments of principal and interest under the terms of the loans are $48,048 and are collateralized by equipment, a secured interest in the personal residence of the founding stockholder and CEO, an unconditional personal guarantee by the founding stockholder and CEO and a $200,000 certificate of deposit. In August 2016, the Company paid in full one of the three term loans. The Company maintains a life insurance policy on its founding stockholder and CEO in which the bank is the primary beneficiary. The loans contain certain non-financial covenants.

The equipment loans bear interest at rates ranging from 12% to 16% with the original term of the loans ranging from 1 to 5 years. Minimum monthly payments of principal and interest under the equipment loans are $19,379 and are collateralized by the related equipment purchased and an unconditional personal guarantee by the founding stockholder and CEO.

Interest expense on the above loans for the years ended September 30, 2016 and 2015 was $230,824 and $287,280, respectively.

Future maturities of debt at September 30, 2016 are as follows:

2017	$586,454
2018	515,793
2019	549,694
2020	569,142
2021	497,491
Thereafter	162,907
$2,881,481